Dividends Paid and Proposed - Summary of Woodside Energy Group Ltd the Parent Entity Paid and Proposed Dividends (Parenthetical) (Detail) - $ / shares	Oct. 03, 2024	Apr. 05, 2024	Apr. 04, 2024	Oct. 03, 2023
Disclosure of Detailed Information About Paid and Proposed Dividends [Line Items]
Prior year fully franked final dividend, Per share		$ 1.44	$ 0.6
Current year fully franked interim dividend, Per share	$ 0.69			$ 0.8